CERTIFICATION UNDER RULE 497(j)


February 1, 2013

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.   20549

Re:	Symetra Life Insurance Company
	Resource Variable Account B ("Registrant")
	1933 Act File No. 333-178461
        1940 Act File No. 811-4716



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the Supplement dated January 31, 2013, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497, does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on January 31, 2013.


Sincerely,

/s/Suzanne Webb Sainato

Suzanne Webb Sainato
Vice President and Chief Compliance Officer